Supplement to Spinnaker Choice Variable Annuity
                      Supplement dated April 30, 2013 to
                Prospectus dated May 1, 2008 as supplemented


The disclosure set forth below replaces the information under Section 1-Inquiries found on page 3 of the prospectus.

INQUIRIES
If you need more information, please contact us at the following:


	By Phone:
	1-800-796-3872
	On the Internet:
	http://www.symetra.com

	For general correspondence, all written communications, including additional Purchase Payments to your Contract, and other transactional inquiries, please contact us at:

	Symetra Life Insurance Company
	PO Box  305156
	Nashville, TN 37230-5156

	We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the address listed above and delivered to our processing office.

	For Overnight Mail:
	Symetra Life Insurance Company
	100 Centerview Drive, Suite 100
	Nashville, TN 37214-3439


Effective April 29, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has made the following name changes:

Old Fund Name				New Fund Name(Effective April 29, 2013)
-------------------------------------------------------------------------------
Invesco Van Kampen V.I. 		Invesco V.I. American Franchise Fund
American Franchise Fund
Invesco Van Kampen V.I. Mid 		Invesco V.I. Mid Cap Growth Fund
Cap Growth Fund


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                Supplement to Spinnaker Choice Variable Annuity
                      Supplement dated April 30, 2013 to
                Prospectus dated May 1, 2008 as supplemented

The disclosure set forth below replaces the information under the heading "Total Annual Operating Expenses" found in the prospectus and any other prior supplements.

================================================================================
                   ANNUAL PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
================================================================================

The Annual Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP 		   0.90%	-		0.01%	      0.91%	  -	  	0.91%
Balanced Fund
American Century VP Inflation 	   0.47%	0.25%		0.01%	      0.73%	  -		0.73%
Protection Class II Fund
American Century VP 		   1.41%	-		0.01%	      1.42%	  -		1.42%
International Fund
American Century VP Large Company  0.80%	0.25%		0.01%	      1.06%	  -		1.06%
Value Class II Fund
American Century VP Ultra	   1.00%	-		0.01%	      1.01%	  -		1.01%
[registered trademark symbol]
Fund(1)
American Century VP Value Fund(2)  0.97%	-		0.01%	      0.98%	  -		0.98%
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation 	   0.75%	-		0.06%	      0.81%	  -		0.81%
Portfolio - Initial Shares(3)
Dreyfus IP - Mid Cap Stock
Portfolio - Initial Shares(3)      0.75%	-		0.10%	      0.85%	  -	  	0.85%
The Dreyfus Socially Responsible   0.75%	-		0.10%	      0.85%	  -		0.85%
Growth Fund, Inc. - Initial
Shares(2)
Dreyfus Stock Index Fund, Inc. 	   0.25%	0.25%		0.03%	      0.53%	  -		0.53%
- Service Shares
Dreyfus IP - Technology Growth     0.75%	-		0.08%	      0.83%	  -		0.83%
Portfolio - Initial Shares
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond  	   0.60%	-		0.42%	      1.02%	 0.20% (4)	0.82%
Fund II - Primary Shares(3)
Federated Managed Volatility       0.75%	-		0.68%	      1.43%	 0.40% (6)	1.03%
Fund II(5)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund	           0.56%	-		0.08%	      0.64%	  -		0.64%
[registered trademark symbol]
Portfolio -Initial Class

Fidelity VIP Equity-Income         0.46%	-		0.10%	      0.56%	  -		0.56%(7)
Portfolio -Initial Class
Fidelity VIP Growth Portfolio -    0.56%	-		0.10%	      0.66%	  -		0.66%
Initial Class(3)
Fidelity VIP Growth & Income       0.46%	-		0.13%	      0.59%	  -		0.59%
Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio -   0.56%	0.25%		0.09%	      0.90%	  -		0.90%
Service Class 2
Fidelity VIP Money Market  	   0.17%	0.25%		0.09%	      0.51%	  -		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth 	   0.65%	0.25%		0.29%	      1.19%	  0.26%(8)	0.93%
Securities Fund - Class 2(2)
Franklin Income Securities 	   0.45% (9)	0.25%		0.02%	      0.72%	  -		0.72%
Fund - Class 2
Franklin Small Cap Value           0.51%	0.25%		0.16%	      0.92%	  -		0.92%
Securities Fund - Class 2(2)

Franklin Small-Mid Cap Growth      0.51%	0.25%		0.29%	      1.05%	  -		1.05%
Securities Fund - Class 2(2)

Franklin U.S. Government  	   0.47% (9)    0.25%		0.03%	      0.75%	  -		0.75%
Fund - Class 2
Mutual Shares Securities Fund -    0.60%	0.25%		0.11%	      0.96%	  -	 	0.96%
Class 2
Templeton Developing Markets 	   1.10%	0.25%		0.25%	      1.60%	  -		1.60%
Securities Fund - Class 2
Templeton Global Bond Securities   0.46% (9)	0.25%	        0.09%	      0.80%	  -		0.80%
Fund - Class 2
Templeton Growth Securities  	   0.74% (9)    0.25%		0.04%	      1.03%	  -		1.03%
Fund - Class 2
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American   	   0.68%	0.25%		0.30%	      1.23%       0.08%		1.15% (11)
Franchise Fund (Series II Shares)
(2)(10)
Invesco V.I. Mid Cap   		   0.75%	0.25%		0.37%	      1.37%       0.03%		1.34% (12)
Growth Fund (Series II Shares)
(2)
Invesco V.I. Global Real Estate    0.75%	-		0.39%	      1.14%	  -		1.14% (13)
Fund (Series I Shares)(3)
Invesco V.I. International 	   0.71%	-		0.30%	      1.01%	  -		1.01%)
Growth Fund (Series I Shares)(14)

Invesco V.I. International Growth  0.71%	0.25%		0.30%	      1.26%	  -		1.26%
Fund (Series II Shares)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust 	   0.60%	-		0.60%	      1.20%	   0.17%(15)	1.03%
International Equity Portfolio -
Class 1 Shares(3)
JPMorgan Insurance Trust Mid 	   0.65%	-		0.15%	      0.80%(16)	   -		0.80%
Cap Value Portfolio - Class 1
Shares
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -    0.425%	0.25%	 	0.75% (17)    1.425%  	   0.09% (20)	1.335% (21)
Advisor Class Shares(3)							     (18)(19)
PIMCO VIT CommodityRealReturn      0.74%	0.15		0.25% (22)    1.14% (23)   0.14% (24)	1.000% (25)
[registered trademark symbol]
Strategy Portfolio -
Administrative Class Shares
-------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT 	   1.15%	0.25%		0.31%	      1.71%	   -		1.71%
Portfolio - Class II Shares
Pioneer Equity Income VCT 	   0.65%	0.25%		0.10%	      1.00%	   -		1.00%
Portfolio - Class II Shares
Pioneer High Yield VCT 	           0.65%	0.25%		0.22%	      1.12%	   -		1.12%
Portfolio - Class II Shares
Pioneer Real Estate Shares VCT 	   0.80%	0.25%		0.21%	      1.26%	   -		1.26%
Portfolio - Class II Shares
Pioneer Strategic Income VCT 	   0.65%	0.25%		0.63%	      1.53%	   -		1.53%
Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

1 	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

2       This Portfolio is only available if you have been continuously invested in it since April 30, 2009.

3 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

4  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses so
	that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid
	by the Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82% (the "Fee
	Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the date the
	Fund's next effective prospectus.  While the Adviser and its affiliates currently do not anticipate
	terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be
	terminated or the Fee Limit increased prior to the Termination Date with the agreements of the Fund's
	Board of Trustees.

5 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

6  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses so
	that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by
	the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the "Fee Limit") up to
	but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the date the Fund's next
	effective prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or
	increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or
	the Fee Limit increased prior to the Termination Date with the agreements of the Fund's Board of Trustees.

7  	Differs from ratios of expenses to average net assets in the Financial Highlights section of  the Fidelity
	Variable Insurance Products prospectus because of acquired fund fees and expenses.

8  	The investment manager and administrator have contractually agreed to waive or limit their respective
	fees and to assume as their own expense certain expenses otherwise payable by the fund so that common
	annual fund operating expenses (i.e., a combination of investment management fees, fund administration
	fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed
	0.68% (other than certain no-routine expenses or costs, including those relating to litigation,
	indemnification, re organizations, and liquidations) until April 30, 2014.  This waiver is separate from
	the waiver related to the Sweep Money Fund.

9  	The Fund administration fee is paid indirectly through the management fee.

10  	Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I.
	Capital Appreciation Fund effective May 1, 2006.  Effective April 30, 2012, Invesco V.I. Capital
	Appreciation Fund was reorganized into Invesco Van Kampen V.I. Capital Growth Fund.  Invesco Van Kampen
	V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.  Effective April 29,
	2013, Invesco Van Kampen V.I. American Franchise Fund was renamed Invesco V.I. American Franchise Fund.

11  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse
	expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After
	Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below)  of Series II shares to
	1.15% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or
	reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual
	Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above:
	(i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items,
	including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of
	an expense offset arrangement.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to
	amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

12  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating
	Expenses (subject to the same exclusions discussed above in Note 11) of Series II shares to 1.34% of average
	daily net assets.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or
	continue the fee waiver agreement, it will terminate on June 30, 2014.

13   	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse
	expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject
	to the same exclusions discussed above in Note 11) of Series I shares to 2.00% of average daily net assets.
	Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver
	agreement, it will terminate on June 30, 2014.

14 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

15  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses
	related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of
	Trustees' deferred compensation plan) exceed 1.03% of its average daily net assets.  This contract cannot
	be terminated prior to 5/1/14, at which time, the Service Providers will determine whether or not to renew
	or revise it.

16  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses
	related to litigation and potential litigation, extraordinary expenses and expenses related to the Board
	of Trustees' deferred compensation plan) exceed 0.90% of its average daily net assets.  This contract cannot
	be terminated prior to 5/1/14, at which time, the Service Providers will determine whether or not to renew
	or revise it.

17  	Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount
	incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain
	investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense
	of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO.  The amount of interest
	expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments as an investment
	strategy.

18  	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is
	1.305%, 1.405%, 1.155% and 1.605% for the Administrative Class, Advisor Class, Institutional Class and Class
	M shares, respectively.

19  	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the
	Portfolio as set forth in the Financial Highlights table of the PIMCO Funds prospectus, because the Ratio
	of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include
	Acquired Fund Fees and Expenses.

20   	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the
	Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64%
	of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods,
	not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual
	expense limit.  The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses
	attributable to advisory and supervisory and administrative fees that is different from the calculation
	of Acquired Fund Fees and Expenses listed in the table above.

21  	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest
	expense of the Underlying PIMCO Funds is 1.215%, 1.315%, 1.065% and 1.515% for the Administrative Class,
	Advisor Class, Institutional Class and Class M shares, respectively.

22 	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's most
	recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.
	Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable
	to PIMCO.  The amount of interest expense (if any) will vary based on the Portfolio's use of such investments
	as an investment strategy.

23  	Total Annual Portfolio Operating Expenses excluding interest expense is 1.03%, 1.13%, and 0.88% for the
	Administrative Class, Advisor Class, and Institutional Class shares, respectively.

24  	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative
	fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO
	Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a
	management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of
	its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's
	contract with the CRRS Subsidiary is in place.

25  	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest
	expense is 0.89%, 0.99%, and 0.74% for the Administrative Class, Advisor Class, and Institutional Class
	shares, respectively.







You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com
